                        ================================
                        Semiannual Report March 31, 1999
                        ================================

                                  OPPENHEIMER
                                  Global Fund


                                   [GRAPHIC]


                                     [LOGO]
                              OppenheimerFunds(R)
                            THE RIGHT WAY TO INVEST

Contents

3    President's Letter

4    An Interview with Your Fund's Manager

11   Financial Statements

33   Officers and Trustees

36   Information and Services

Report highlights
--------------------------------------------------------------------------------

o Two of the driving forces behind the world's stock markets over the past six months were corporate restructuring and the development of new technologies.

o We took advantage of opportunities to acquire growth companies at prices we regarded as attractive within our four primary investment themes: Mass Affluence, New Technologies, Restructuring, and Aging.

Cumulative Total Returns
For the 6-Month Period
Ended 3/31/99

Class A
Without         With
Sales Chg.(1)   Sales Chg.(2)
--------------------------------
25.02%          17.84%
--------------------------------

Class B
Without         With
Sales Chg.(1)   Sales Chg.(2)
--------------------------------
24.56%          19.56%
--------------------------------

Class C
Without         With
Sales Chg.(1)   Sales Chg.(2)
--------------------------------
24.53%          23.53%
--------------------------------

For the Period from
11/17/98 to 3/31/99

Class Y
Without         With
Sales Chg.(1)   Sales Chg.(2)
--------------------------------
13.28%          13.28%
--------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.

(1.) Includes changes in net asset value per share without deducting any sales charges.

(2.) Class A return includes the current maximum initial sales charge of 5.75%. Class B return includes the applicable contingent deferred sales charge of 5%. Class C return includes the contingent deferred sales charge of 1%. Class B and C shares are subject to an annual 0.75% asset-based sales charge. Class Y shares were first publicly offered on 11/17/98 and are available only to certain institutional investors under special agreement with the Distributor. An explanation of the different performance calculations is in the Fund's prospectus.


2   Oppenheimer Global Fund

[PHOTO]

Bridget A. Macaskill
President
Oppenheimer
Global Fund

Dear shareholder,
--------------------------------------------------------------------------------

The strength of the U.S. economy continues to surprise and concern many analysts. At a time when the majority of the world's economies are beleaguered by financial strain, the U.S. economy has been growing at a remarkable rate.

     With respect to the U.S. bond market, stronger than expected economic growth has triggered concerns that the Federal Reserve may raise key interest rates to forestall an acceleration of inflation. As a result, yields of longer term taxable bonds have risen from their October 1998 lows, when investors had bid up prices during the global "flight to quality." At the same time, tax-exempt bond prices and yields have remained relatively stable.

     In the U.S. stock market, it might appear at first glance that prices are rising as rapidly as the economy is growing. However, a closer look reveals that, with the exception of large-cap growth companies and the technology industry, most stock prices remained relatively flat through March 31. What's more, the disparity in valuations between large companies, which have led the market's advance, and smaller ones, which have lagged, has become historically wide.

     What do these observations mean for your investments? In our view, actively managed portfolios that are closely monitored by expert money managers may provide better returns than passive index investing in 1999. That's because selectivity is expected to be more critical to performance than it has been over the past few years. In a potentially overvalued stock market and rising interest-rate environment, the ability to identify the most promising securities could become paramount.

     Even though many equity investors may be tempted to focus their portfolio on the technology sector, we suggest a more prudent course: broad diversification beyond any single asset class, industry, capitalization range or geographic region. We believe that the risks of this investment environment require consideration of a broad range of investments and markets, including bonds. That way, if one market experiences setbacks, one or more of the others may help cushion the effects on your overall portfolio.

     No matter what the financial markets have in store, we resolve to continue working with your financial advisor to keep you apprised of potential risks and opportunities. Providing you with the market information, professionally managed investments and other resources you need to achieve your financial goals is an important part of our enduring commitment to you as The Right Way to Invest.

Sincerely,

/s/ Bridget A. Macaskill

Bridget A. Macaskill
April 22, 1999


3   Oppenheimer Global Fund

"...we continue to find attractive prices in many fundamentally strong mid- to large-cap companies."

An interview with your Fund's manager
--------------------------------------------------------------------------------

How did Oppenheimer Global Fund perform during the six-month period that ended March 31, 1999?

We were pleased with the Fund's performance for the six-month period that ended March 31, 1999. We attribute our relatively good performance to our stock selection strategy, which was rewarded with gains in several large stock positions in the United States and the United Kingdom.

How have the world's economies performed over the past six months?

The world's economies continued to behave disparately, showing growth in the developed regions of Europe and North America and weakness in Japan and the emerging nations of Asia and Latin America. In the United States, economic growth has remained above many economists' expectations because high domestic consumer spending continues to offset declining exports. Europe's economy has slowed in the wake of the euro currency's launch, but growth remains positive.

     While recessionary conditions persist in Japan, a few companies are beginning to recognize the need for major corporate overhaul. Latin America's economy is slowing sharply after the devaluation of Brazil's currency, and, although the worst appears to be over, Asia (excluding Japan) remains in the recession caused by last year's financial crisis.


4   Oppenheimer Global Fund

[PHOTO]

Portfolio Management Team (l to r)

Frank Jennings
William Wilby
(Portfolio Manager)
George Evans

Where did you find the most compelling investment opportunities?

We have become increasingly enthusiastic about opportunities in Europe. A restructuring boom is being driven by a pan-European business mentality in the wake of the euro's introduction. In addition, Europe is ahead of the U.S. in the implementation of digital TV, and therefore, we have focused on European media companies that we believe are leading this revolution. Media companies in the portfolio include a French pay-TV company.

     In addition, we have found attractive opportunities in the European auto industry, which has undergone a wave of restructuring resulting in reduced costs and consolidated production facilities. Companies such as Germany's Porsche AG and Volkswagen AG are selling at low prices relative to expected earnings.

     However, please note that foreign investing entails higher expenses and risks, such as foreign currency fluctuations, economic and political instability, and differences in accounting standards.


5   Oppenheimer Global Fund

An interview with your Fund's manager
--------------------------------------------------------------------------------

What is your view on Japan's stock market?

We continue to seek opportunities in the Japanese market that satisfy our investment criteria. After a recent trip to Japan, we purchased shares in Japan's dominant international telecom carrier as well as a pharmaceutical company. The telecom company appears to be attractively valued, and we expect earnings to rise as Internet traffic increases.

What stocks contributed most to the Fund's performance?

Performance was helped by several large stock positions. Telecommunications company QUALCOMM, Inc. was by far the best performer, benefiting from the U.S. market's rally in technology-related stocks over the past six months. Computer giant Sun Microsystems, Inc. also participated in the U.S. technology rally while stocks in the consumer electronic retail area such as Circuit City Stores helped the Fund's performance.

Were any investments disappointing over the past six months?

The Fund's portfolio contained a handful of disappointments, many of which were German companies. Germany's stock market declined nearly 10% during the first quarter of 1999, and this negatively affected the Fund's performance due to its positions in Volkswagen AG, consumer goods manufacturer Wella AG, and Fresenius AG.


6   Oppenheimer Global Fund

What is your outlook for the future?

Despite the extreme valuations in many areas of the market, we continue to find attractive prices in many mid- to large-cap stocks, and we are quite happy to purchase or add to existing positions. Going forward, we intend to continue to look for out-of-favor growth stocks within our four primary investment themes:

Mass Affluence. The spread of capitalism worldwide is expected to drive global demand for consumer products and financial services.

New Technologies. Rapid technological advances have revolutionized business communications, product distribution, healthcare and food production worldwide.

Restructuring. By streamlining operations, reducing costs and enhancing profitability, certain companies are striving to become more competitive.

Aging. Changing demographics are expected to spur demand for products and services designed for an aging population.


7   Oppenheimer Global Fund

Avg Annual Total Returns
For the Periods Ended 3/31/99(1)

Class A
1 year  5 year  10 year
------------------------------
-0.93%  12.84%  12.97%
------------------------------

Class B
                 Since
1 year  5 year  Inception
------------------------------
-0.49%  13.00%  14.79%
------------------------------

Class C
                Since
1 year  5 year  Inception
------------------------------
3.36%   N/A     15.38%
------------------------------

Cumulative Total Return
For the Period from
11/17/98 to 3/31/99(1)

                Since
                Inception
------------------------------
Class Y         13.28%
------------------------------

An interview with your Fund's manager
--------------------------------------------------------------------------------

      We also remain optimistic regarding Europe, where we believe growth will continue to be driven by productivity improvements. We are also cautiously optimistic that Japan may finally be coming to terms with the financial problems that caused their prolonged recession. In the emerging markets, we believe that Latin America still offers some attractive investment opportunities. We consider the recent currency devaluation in Brazil to be only a short-term setback that should not compromise the positive long-term outlook. In our opinion, Chile and Argentina may also present opportunities if interest rates there fall.

(1.) Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 5.75%. Class A shares were first publicly offered on 12/22/69. The Fund's maximum sales charge for Class A shares was higher prior to 4/1/91, so actual performance may have been lower. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 1% (since inception on 8/17/93). Class C returns for the one-year result include the contingent deferred sales charge of 1%. Class C shares have an inception date of 10/2/95. Class Y shares were first publicly offered on 11/17/98 and are available only to certain institutional investors under special agreement with the Distributor. An explanation of the different performance calculations is in the Fund's prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge.

(2.) Portfolio is subject to change. Percentages are as of March 31, 1999, and are based on total market value of investments.


8  Oppenheimer Global Fund

Regional Allocation

Percentage of invested assets(2)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

o   Europe                 47.4%
o   United States/
    Canada                 38.8
o   Asia                    8.0
o   Latin America           4.2
o   Emerging Europe         1.5
o   Middle East/Africa      0.1

      Regardless of where we find tomorrow's growth opportunities, we intend to continue to focus on the analysis of individual companies. Our longstanding approach is to identify the stocks of growing companies that are in sound businesses selling at attractive prices. In our view, adhering to this long-term, disciplined approach is an important part of being The Right Way to Invest.

Top 10 Country Holdings(2)
--------------------------------------------------
United States                              38.1%
--------------------------------------------------
Great Britain                              13.9
--------------------------------------------------
Germany                                    11.5
--------------------------------------------------
France                                      9.2
--------------------------------------------------
Italy                                       4.9
--------------------------------------------------
Japan                                       4.4
--------------------------------------------------
Switzerland                                 3.7
--------------------------------------------------
Netherlands                                 1.8
--------------------------------------------------
Argentina                                   1.5
--------------------------------------------------
Singapore                                   1.4
--------------------------------------------------

Top 10 Stock Holdings(2)
--------------------------------------------------
QUALCOMM, Inc.                              4.4%
--------------------------------------------------
Canal Plus                                  3.8
--------------------------------------------------
Porsche AG                                  3.6
--------------------------------------------------
Sun Microsystems, Inc.                      2.7
--------------------------------------------------
MCI WorldCom, Inc.                          2.5
--------------------------------------------------
Volkswagen AG                               2.4
--------------------------------------------------
Roche Holding AG                            2.1
--------------------------------------------------
WPP Group plc                               1.9
--------------------------------------------------
Royal Philips Electronics NV                1.8
--------------------------------------------------
Fresenius AG                                1.7
--------------------------------------------------


9  Oppenheimer Global Fund

Financials
--------------------------------------------------------------------------------


10 Oppenheimer Global Fund

==================================================================================
Statement of Investments March 31, 1999 (Unaudited)
==================================================================================

                                                                      Market Value
                                                             Shares    See Note 1
==================================================================================
Common Stocks--95.2%
----------------------------------------------------------------------------------
Basic Materials--1.4%
----------------------------------------------------------------------------------
Chemicals--1.2%
International Flavors & Fragrances, Inc.(1)                  773,400  $ 29,050,837
----------------------------------------------------------------------------------
Minerals Technologies, Inc.                                  585,000    28,080,000
                                                                       -----------
                                                                        57,130,837

----------------------------------------------------------------------------------
Metals--0.2%
Cia de Minas Buenaventura SA, Sponsored ADR, B Shares        701,500     9,294,875
----------------------------------------------------------------------------------
Capital Goods--7.3%
----------------------------------------------------------------------------------
Aerospace/Defense--0.7%
Rolls-Royce plc                                            7,829,246    33,113,559
----------------------------------------------------------------------------------
Industrial Services--4.8%
Adecco SA                                                     61,818    31,365,364
----------------------------------------------------------------------------------
Coflexip SA, Sponsored ADR(1)                                171,200     5,906,400
----------------------------------------------------------------------------------
McDermott International, Inc.                              1,000,000    25,312,500
----------------------------------------------------------------------------------
Rentokil Initial plc                                      10,200,000    63,228,958
----------------------------------------------------------------------------------
Service Corp. International(1)                               782,500    11,150,625
----------------------------------------------------------------------------------
WPP Group plc                                             10,000,000    86,687,986
                                                                       -----------
                                                                       223,651,833

----------------------------------------------------------------------------------
Manufacturing--1.8%
Bombardier, Inc., Cl. B                                    2,307,800    30,281,665
----------------------------------------------------------------------------------
Societe BIC SA                                             1,049,038    55,210,559
                                                                       -----------
                                                                        85,492,224

----------------------------------------------------------------------------------
Communication Services--10.9%
----------------------------------------------------------------------------------
Telecommunications: Long Distance--5.7%
AT&T Corp.                                                   800,000    63,850,000
----------------------------------------------------------------------------------
MCI WorldCom, Inc.(2)                                      1,332,600   118,018,387
----------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp.                             6,000    58,768,878
----------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR(1)                                2,185,560    26,636,512
                                                                       -----------
                                                                       267,273,777

----------------------------------------------------------------------------------
Telephone Utilities--5.2%
Cable & Wireless Communications plc(2)                     1,600,000    18,093,090
----------------------------------------------------------------------------------
Hellenic Telecommunication Organization SA                 2,000,000    48,499,061
----------------------------------------------------------------------------------
Olivetti SpA(1)                                           20,000,000    62,615,853
----------------------------------------------------------------------------------
SK Telecom Co. Ltd.                                           25,741    22,242,463
----------------------------------------------------------------------------------
Telecom Italia Mobile SpA(1)                              10,000,000    67,258,063
----------------------------------------------------------------------------------
Telecomunicacoes de Sao Paulo SA, Preference             200,000,000    24,605,754
                                                                       -----------
                                                                       243,314,284


11 Oppenheimer Global Fund

==================================================================================
Statement of Investments (Unaudited) (Continued)
==================================================================================

                                                                      Market Value
                                                             Shares    See Note 1
----------------------------------------------------------------------------------
Consumer Cyclicals--16.1%
----------------------------------------------------------------------------------
Autos & Housing--8.8%
----------------------------------------------------------------------------------
Autoliv, Inc., SDR                                         1,246,000  $ 47,427,668
----------------------------------------------------------------------------------
Hanson plc                                                 6,542,366    58,668,303
----------------------------------------------------------------------------------
IRSA Inversiones y Representaciones SA                     7,426,052    19,457,463
----------------------------------------------------------------------------------
Porsche AG, Preference                                        67,836   167,341,147
----------------------------------------------------------------------------------
Solidere, GDR(3)                                             540,000     4,414,500
----------------------------------------------------------------------------------
Volkswagen AG(1)                                           1,700,000   113,054,002
                                                                       -----------
                                                                       410,363,083

----------------------------------------------------------------------------------
Leisure & Entertainment--2.6%
Granada Group plc                                          1,975,200    40,016,530
----------------------------------------------------------------------------------
Hasbro, Inc.                                               2,100,000    60,768,750
----------------------------------------------------------------------------------
International Game Technology                              1,411,900    20,560,794
                                                                       -----------
                                                                       121,346,074

----------------------------------------------------------------------------------
Media--0.7%
Reed International plc                                     1,000,000     8,910,944
----------------------------------------------------------------------------------
Singapore Press Holdings Ltd.(1)                           2,200,000    24,310,250
                                                                       -----------
                                                                        33,221,194

----------------------------------------------------------------------------------
Retail: General--0.5%
Sonae Investimentos                                          591,100    23,024,160
----------------------------------------------------------------------------------
Retail: Specialty--3.5%
Best Buy Co., Inc.(2)                                        601,800    31,293,600
----------------------------------------------------------------------------------
Circuit City Stores-Circuit City Group                       906,100    69,429,913
----------------------------------------------------------------------------------
Dixons Group plc                                           2,931,100    62,126,944
                                                                       -----------
                                                                       162,850,457

----------------------------------------------------------------------------------
Consumer Staples--13.2%
----------------------------------------------------------------------------------
Beverages--1.6%
Cadbury Schweppes plc                                      3,807,400    55,255,158
----------------------------------------------------------------------------------
Cia Cervejaria Brahma, Preference                         36,978,000    17,356,555
                                                                       -----------
                                                                        72,611,713

----------------------------------------------------------------------------------
Broadcasting--8.8%
Canal Plus(2)                                                600,000   175,864,180
----------------------------------------------------------------------------------
Carlton Communications plc                                 4,696,100    46,357,331
----------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR(1)(3)                     1,623,300    50,931,038
----------------------------------------------------------------------------------
Prosieben Media AG, Preferred(4)                             986,065    47,372,015


12 Oppenheimer Global Fund

==================================================================================

==================================================================================

                                                                      Market Value
                                                             Shares    See Note 1
----------------------------------------------------------------------------------
Broadcasting  (continued)
Television Broadcasts Ltd.                                 4,000,000  $ 14,581,492
----------------------------------------------------------------------------------
Television Francaise 1                                       200,000    37,547,920
----------------------------------------------------------------------------------
TeleWest Communications plc(2)                             9,221,800    40,008,180
                                                                       -----------
                                                                       412,662,156

----------------------------------------------------------------------------------
Entertainment--0.1%
Resorts World Berhad(5)                                    2,804,000     2,762,678
----------------------------------------------------------------------------------
Food & Drug Retailers--1.6%
Carrefour Supermarche SA                                      39,200    30,216,251
----------------------------------------------------------------------------------
Dairy Farm International Holdings Ltd.(1)                 36,683,456    42,552,809
                                                                       -----------
                                                                        72,769,060

----------------------------------------------------------------------------------
Household Goods--1.1%
Wella AG, Preference                                          70,218    50,032,096
----------------------------------------------------------------------------------
Energy--0.7%
----------------------------------------------------------------------------------
Energy Services--0.3%
Transocean Offshore, Inc.                                    503,198    14,498,392
----------------------------------------------------------------------------------
Oil: International--0.4%
BP Amoco plc, ADR                                            201,717    20,360,810
----------------------------------------------------------------------------------
Financial--12.8%
----------------------------------------------------------------------------------
Banks--5.1%
Banco Bradesco SA, Preference                          4,163,216,351    22,454,063
----------------------------------------------------------------------------------
Banco Frances del Rio de la Plata SA, Sponsored ADR(1)     1,562,055    27,726,476
----------------------------------------------------------------------------------
Credito Italiano SpA(1)(2)                                 9,167,600    49,485,956
----------------------------------------------------------------------------------
Industrial Finance Corp. of Thailand (The)                 3,693,249     1,155,215
----------------------------------------------------------------------------------
Istituto Mobiliare Italiano(1)                             3,000,000    48,743,203
----------------------------------------------------------------------------------
National Westminster Bank plc                                443,948    10,233,989
----------------------------------------------------------------------------------
Royal Bank of Scotland Group plc                           1,400,000    30,532,897
----------------------------------------------------------------------------------
Societe Generale                                              19,200     3,689,585
----------------------------------------------------------------------------------
UBS AG(2)                                                    141,900    44,579,048
                                                                       -----------
                                                                       238,600,432

----------------------------------------------------------------------------------
Diversified Financial--5.0%
American Express Co.                                         400,000    47,000,000
----------------------------------------------------------------------------------
Associates First Capital Corp., Cl. A                        573,200    25,794,000
----------------------------------------------------------------------------------
Credit Saison Co. Ltd.(1)                                  1,500,000    32,930,837
----------------------------------------------------------------------------------
Fannie Mae                                                   800,000    55,400,000
----------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                       118,910     6,389,691
----------------------------------------------------------------------------------
ICICI Ltd.                                                        50            54


13 Oppenheimer Global Fund

==================================================================================
Statement of Investments (Unaudited) (Continued)
==================================================================================

                                                                      Market Value
                                                             Shares    See Note 1
----------------------------------------------------------------------------------
Diversified Financial  (continued)
ICICI Ltd., GDR(1)(3)                                      4,171,700  $ 25,968,833
----------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                              76,100     7,605,244
----------------------------------------------------------------------------------
Nichiei Co. Ltd.(1)                                          387,600    34,724,605
----------------------------------------------------------------------------------
Unit Trust of India-Masterplus 91(2)                          10,800         5,040
                                                                       -----------
                                                                       235,818,304

----------------------------------------------------------------------------------
Insurance--2.7%
Allianz AG                                                   100,000    30,411,872
----------------------------------------------------------------------------------
Allied Zurich plc(2)                                       3,000,000    40,438,251
----------------------------------------------------------------------------------
American International Group, Inc.                           195,300    23,558,063
----------------------------------------------------------------------------------
Chubb Corp.                                                  500,000    29,281,250
                                                                       -----------
                                                                       123,689,436

----------------------------------------------------------------------------------
Healthcare--13.3%
----------------------------------------------------------------------------------
Healthcare/Drugs--11.2%
Amgen, Inc.(2)                                               700,000    52,412,500
----------------------------------------------------------------------------------
BioChem Pharma, Inc.(1)(2)                                   168,000     3,580,500
----------------------------------------------------------------------------------
Eisai Co. Ltd.                                             2,367,000    49,466,550
----------------------------------------------------------------------------------
Elan Corp. plc, ADR(1)(2)                                    435,000    30,341,250
----------------------------------------------------------------------------------
Fresenius AG, Preference                                     400,000    79,025,525
----------------------------------------------------------------------------------
Genzyme Corp. (General Division)(1)                        1,000,000    50,437,500
----------------------------------------------------------------------------------
Gilead Sciences, Inc.(1)                                     922,200    41,960,100
----------------------------------------------------------------------------------
Glaxo Wellcome plc, Sponsored ADR(1)                         500,000    33,468,750
----------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.(2)                          600,000    18,750,000
----------------------------------------------------------------------------------
Pfizer, Inc.                                                 300,000    41,625,000
----------------------------------------------------------------------------------
Roche Holding AG                                               7,900    96,338,469
----------------------------------------------------------------------------------
Taisho Pharmaceutical Co.(2)                                 865,000    27,024,396
                                                                       -----------
                                                                       524,430,540

----------------------------------------------------------------------------------
Healthcare/Supplies & Services--2.1%
Fresenius Medical Care AG                                    730,170    45,483,733
----------------------------------------------------------------------------------
Quintiles Transnational Corp.(1)(2)                          700,000    26,425,000
----------------------------------------------------------------------------------
Swiss Medical SA(4)(5)                                       300,000    24,312,000
                                                                       -----------
                                                                        96,220,733

----------------------------------------------------------------------------------
Technology--18.4%
----------------------------------------------------------------------------------
Computer Hardware--5.3%
Cisco Systems, Inc.(2)                                       558,000    61,135,875
----------------------------------------------------------------------------------
International Business Machines Corp.                        350,000    62,037,500
----------------------------------------------------------------------------------
Sun Microsystems, Inc.(2)                                  1,000,000   125,062,500
                                                                       -----------
                                                                       248,235,875


14 Oppenheimer Global Fund

==================================================================================

==================================================================================

                                                                      Market Value
                                                             Shares    See Note 1
----------------------------------------------------------------------------------
Computer Services--1.1%
Cap Gemini SA(1)                                             300,000  $ 50,233,028
----------------------------------------------------------------------------------
Computer Software--1.3%
Cadence Design Systems, Inc.(2)                            1,153,700    29,707,775
----------------------------------------------------------------------------------
Lernout & Hauspie Speech Products NV(1)                    1,100,000    33,000,000
                                                                     -------------
                                                                        62,707,775

----------------------------------------------------------------------------------
Communications Equipment--6.9%
General Instrument Corp.(2)                                2,000,000    60,625,000
----------------------------------------------------------------------------------
Lucent Technologies, Inc.(1)                                 100,000    10,775,000
----------------------------------------------------------------------------------
QUALCOMM, Inc.(1)(2)                                       1,625,600   202,184,000
----------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                   1,868,400    50,913,900
                                                                     -------------
                                                                       324,497,900

----------------------------------------------------------------------------------
Electronics--3.8%
Advanced Micro Devices, Inc.(1)(2)                         2,000,000    31,000,000
----------------------------------------------------------------------------------
National Semiconductor Corp.(2)                            4,836,500    45,039,906
----------------------------------------------------------------------------------
Royal Philips Electronics NV(1)                            1,000,000    81,454,588
----------------------------------------------------------------------------------
STMicroelectronics NV, NY Shares(1)(2)                       214,000    20,784,750
                                                                     -------------
                                                                       178,279,244

----------------------------------------------------------------------------------
Utilities--1.1%
----------------------------------------------------------------------------------
Electric Utilities--1.1%
Vivendi (Ex-Generale des Eaux)                               200,000    49,207,424
                                                                     -------------
Total Common Stocks (Cost $3,359,096,185)                            4,447,693,953

                                                         Units
==================================================================================
Rights, Warrants and Certificates--0.0%
----------------------------------------------------------------------------------
American Satellite Network, Inc. Wts., Exp. 6/99 (Cost $0)    51,750            --

                                                         Face
                                                         Amount
==================================================================================
Short-Term Notes--1.6%(6)
----------------------------------------------------------------------------------
GE Capital Corp., 4.87%, 4/21/99                         $25,000,000    24,932,361
----------------------------------------------------------------------------------
Household Finance Corp., 4.84%, 5/7/99                    50,000,000    49,758,000
                                                                     -------------
Total Short-Term Notes (Cost $74,690,361)                               74,690,361


15 Oppenheimer Global Fund

==================================================================================
Statement of Investments (Unaudited) (Continued)
==================================================================================

                                                           Face       Market Value
                                                           Amount      See Note 1
==================================================================================
Repurchase Agreements--2.6%
----------------------------------------------------------------------------------
Repurchase agreement with First Chicago Capital Markets,
4.85%, dated 3/31/99, to be repurchased at $120,916,288 on
4/1/99, collateralized by U.S. Treasury Nts., 4%-7.875%,
11/30/99-2/15/07, with a value of $111,745,481, U.S.
Treasury Bonds, 8%-10.75%, 2/15/03-11/15/21, with a value of
$7,199,614 and U.S. Treasury Bills, 4/8/99-4/22/99, with a
value of $4,470,117 (Cost $120,900,000)
                                                      $120,900,000    $120,900,000

----------------------------------------------------------------------------------
Total Investments, at Value (Cost $3,554,686,546)             99.4%   4,643,284,314
----------------------------------------------------------------------------------
Other Assets Net of Liabilities                                0.6       29,165,079
                                                      ------------   --------------
Net Assets                                                   100.0%  $4,672,449,393
                                                      ============   ==============

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

Geographic Diversification                              Market Value       Percent
-----------------------------------------------------------------------------------
United States                                         $1,766,334,272          38.1%
-----------------------------------------------------------------------------------
Great Britain                                            647,501,681          13.9
-----------------------------------------------------------------------------------
Germany                                                  532,720,391          11.5
-----------------------------------------------------------------------------------
France                                                   428,660,097           9.2
-----------------------------------------------------------------------------------
Italy                                                    228,103,074           4.9
-----------------------------------------------------------------------------------
Japan                                                    202,915,264           4.4
-----------------------------------------------------------------------------------
Switzerland                                              172,282,882           3.7
-----------------------------------------------------------------------------------
Netherlands                                               81,454,588           1.8
-----------------------------------------------------------------------------------
Argentina                                                 71,495,939           1.5
-----------------------------------------------------------------------------------
Singapore                                                 66,863,059           1.4
-----------------------------------------------------------------------------------
Brazil                                                    64,416,372           1.4
-----------------------------------------------------------------------------------
Mexico                                                    50,931,038           1.1
-----------------------------------------------------------------------------------
Korea, Republic of (South)                                48,878,976           1.1
-----------------------------------------------------------------------------------
Greece                                                    48,499,061           1.0
-----------------------------------------------------------------------------------
Sweden                                                    47,427,668           1.0
-----------------------------------------------------------------------------------
Canada                                                    33,862,165           0.7
-----------------------------------------------------------------------------------
Belgium                                                   33,000,000           0.7
-----------------------------------------------------------------------------------
India                                                     32,363,618           0.7
-----------------------------------------------------------------------------------
Ireland                                                   30,341,250           0.7
-----------------------------------------------------------------------------------
Portugal                                                  23,024,160           0.5
-----------------------------------------------------------------------------------
Hong Kong                                                 14,581,492           0.3
-----------------------------------------------------------------------------------
Peru                                                       9,294,875           0.2
-----------------------------------------------------------------------------------
Lebanon                                                    4,414,500           0.1
-----------------------------------------------------------------------------------
Malaysia                                                   2,762,678           0.1
-----------------------------------------------------------------------------------
Thailand                                                   1,155,214           0.0
                                                      --------------         -----
Total                                                 $4,643,284,314         100.0%
                                                      ==============         =====


16 Oppenheimer Global Fund

================================================================================

================================================================================

--------------------------------------------------------------------------------
(1.) Partial or fully-loaned security--See Note 8 of Notes to Financial Statements.

(2.) Non-income producing security.

(3.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $81,314,371 or 1.74% of the Fund's net assets as of March 31, 1999.

(4.) Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 1999. The aggregate fair value of securities of affiliated companies held by the Fund as of March 31, 1999, amounts to $24,312,000. Transactions during the period in which the issuer was an affiliate are as follows:

                      Shares               Gross         Gross          Shares
                      September 30, 1998   Additions     Reductions     March 31, 1999
======================================================================================
Swiss Medical SA      300,000              --            --             300,000

(5.) Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

(6.) Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

See accompanying Notes to Financial Statements.


17 Oppenheimer Global Fund

================================================================================
Statement of Assets and Liabilities March 31, 1999 (Unaudited)
================================================================================

================================================================================
Assets
Investments, at value--see accompanying statement:
Unaffiliated companies (cost $3,541,396,546)                    $ 4,618,972,314
Affiliated companies (cost $13,290,000)                              24,312,000
--------------------------------------------------------------------------------
Cash                                                                     33,781
--------------------------------------------------------------------------------
Collateral for securities loaned--Note 8                            504,532,059
--------------------------------------------------------------------------------
Unrealized appreciation on foreign currency
exchange contracts--Note 5                                                1,530
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                     39,525,954
Interest and dividends                                               10,979,007
Shares of beneficial interest sold                                    3,753,131
Other                                                                   256,681
                                                                ---------------
Total assets                                                      5,202,366,457

================================================================================
Liabilities
Return of collateral for securities loaned--Note 8                  504,532,059
--------------------------------------------------------------------------------
Unrealized depreciation on foreign currency
exchange contracts--Note 5                                            1,494,475
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                 9,994,409
Shares of beneficial interest redeemed                                9,124,655
Distribution and service plan fees                                    2,499,777
Transfer and shareholder servicing agent fees                           832,781
Custodian fees                                                          700,333
Shareholder reports                                                     409,034
Trustees' compensation--Note 1                                          320,697
Other                                                                     8,844
                                                                ---------------
Total liabilities                                                   529,917,064
================================================================================
Net Assets                                                      $ 4,672,449,393
                                                                ===============
================================================================================
Composition of Net Assets
Paid-in capital                                                 $ 3,463,075,232
--------------------------------------------------------------------------------
Overdistributed net investment income                                (4,577,338)
--------------------------------------------------------------------------------
Accumulated net realized gain on investment
and foreign currency transactions                                   126,205,045
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and
translation of assets and liabilities
denominated in foreign currencies                                 1,087,746,454
                                                                ---------------
Net assets                                                      $ 4,672,449,393
                                                                ===============


18 Oppenheimer Global Fund

================================================================================

================================================================================

================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on
net assets of $3,423,504,942 and 77,466,412 shares of
beneficial interest outstanding)                                         $44.19
Maximum offering price per share (net asset value plus
sales charge of 5.75% of offering price)                                 $46.89
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $1,113,030,424 and 25,848,124
shares of beneficial interest outstanding)                               $43.06
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $124,586,279 and 2,858,640
shares of beneficial interest outstanding)                               $43.58
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $11,327,748 and 256,573 shares of beneficial
interest outstanding)                                                    $44.15

See accompanying Notes to Financial Statements.


19 Oppenheimer Global Fund

==========================================================================================
Statement of Operations For the Six Months Ended March 31, 1999 (Unaudited)
==========================================================================================

==========================================================================================
Investment Income
Dividends (net of foreign withholding taxes of $1,618,593)                   $  19,331,251
------------------------------------------------------------------------------------------
Interest                                                                         6,548,861
------------------------------------------------------------------------------------------
Lending fees--Note 8                                                             1,088,212
                                                                             -------------
Total income                                                                    26,968,324

==========================================================================================
Expenses
Management fees--Note 4                                                         15,233,718
------------------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                          3,564,201
Class B                                                                          5,145,981
Class C                                                                            544,323
------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4:
Class A                                                                          3,060,962
Class B                                                                            971,096
Class C                                                                            102,942
Class Y                                                                                551
------------------------------------------------------------------------------------------
Custodian fees and expenses                                                      1,033,808
------------------------------------------------------------------------------------------
Shareholder reports                                                                785,709
------------------------------------------------------------------------------------------
Trustees' compensation--Note 1                                                      69,331
------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                         55,011
------------------------------------------------------------------------------------------
Registration and filing fees                                                        46,176
------------------------------------------------------------------------------------------
Insurance expenses                                                                  14,492
------------------------------------------------------------------------------------------
Other                                                                              247,768
                                                                             -------------
Total expenses                                                                  30,876,069

==========================================================================================
Net Investment Loss                                                             (3,907,745)
==========================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                    129,059,518
Foreign currency transactions                                                   (1,583,401)
                                                                             -------------
Net realized gain                                                              127,476,117

------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                    968,340,669
Translation of assets and liabilities denominated in foreign currencies       (136,212,264)
                                                                             -------------
Net change                                                                     832,128,405
                                                                             -------------
Net realized and unrealized gain                                               959,604,522

==========================================================================================
Net Increase in Net Assets Resulting from Operations                         $ 955,696,777
                                                                             =============

See accompanying Notes to Financial Statements.


20 Oppenheimer Global Fund

=====================================================================================================================
Statements of Changes in Net Assets
=====================================================================================================================

                                                                                Six Months Ended     Year Ended
                                                                                March 31, 1999       September 30,
                                                                                (Unaudited)          1998
=====================================================================================================================
Operations
Net investment income (loss)                                                    $    (3,907,745)      $    34,622,509
---------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                   127,476,117           409,137,307
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                               832,128,405          (882,273,171)
                                                                                ---------------       ---------------
Net increase (decrease) in net assets resulting from operations                     955,696,777          (438,513,355)

=====================================================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment
income:
Class A                                                                             (29,229,731)          (56,873,734)
Class B                                                                              (2,645,936)           (9,622,535)
Class C                                                                                (395,291)             (754,610)
Class Y                                                                                 (48,417)                   --
---------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                            (224,651,658)         (393,765,656)
Class B                                                                             (72,306,961)         (109,218,961)
Class C                                                                              (7,421,486)           (7,621,412)
Class Y                                                                                (298,614)                   --

=====================================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions--Note 2:
Class A                                                                              60,620,166           262,647,406
Class B                                                                              70,678,249           230,002,915
Class C                                                                              18,604,104            51,057,171
Class Y                                                                              10,905,663                    --

=====================================================================================================================
Net Assets
Total increase (decrease)                                                           779,506,865          (472,662,771)
---------------------------------------------------------------------------------------------------------------------
Beginning of period                                                               3,892,942,528         4,365,605,299
                                                                                ---------------       ---------------
End of period [including undistributed (overdistributed)
net investment income of $(4,577,338) and $31,649,782,
respectively]                                                                   $ 4,672,449,393       $ 3,892,942,528
                                                                                ===============       ===============

See accompanying Notes to Financial Statements.


21 Oppenheimer Global Fund

==============================================================================================
Financial Highlights
==============================================================================================

                                                 Class A
                                                 ---------------------------------------------
                                                 Six Months
                                                 Ended
                                                 March 31,
                                                 1999          Year Ended September 30,
                                                 (Unaudited)   1998        1997        1996
==============================================================================================
Per Share Operating Data
Net asset value, beginning of period               $38.34      $49.32      $39.00      $36.84
----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          .01        1.08         .32         .23
Net realized and unrealized gain (loss)              9.22       (5.49)      11.91        4.22
                                                   ------      ------      ------      ------
Total income (loss) from investment
operations                                           9.23       (4.41)      12.23        4.45
----------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                 (.39)       (.83)       (.53)       (.24)
Distributions from net realized gains               (2.99)      (5.74)      (1.38)      (2.05)
                                                   ------      ------      ------      ------
Total dividends and distributions
to shareholders                                     (3.38)      (6.57)      (1.91)      (2.29)
----------------------------------------------------------------------------------------------
Net asset value, end of period                     $44.19      $38.34      $49.32      $39.00
                                                   ======      ======      ======      ======

==============================================================================================
Total Return, at Net Asset Value(3)                 25.02%      (9.85)%     32.85%      12.98%

==============================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)            $3,424      $2,905      $3,408      $2,499
----------------------------------------------------------------------------------------------
Average net assets (in millions)                   $3,268      $3,381      $2,869      $2,309
----------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                         0.02%(4)    0.96%       0.74%       0.62%
Expenses(6)                                          1.20%(4)    1.14%       1.13%       1.17%
----------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                             32%         65%         66%        103%

(1.) For the period from October 2, 1995 (inception of offering) to September 30, 1996.

(2.) For the period from November 17, 1998 (inception of offering) to March 31, 1999.

(3.) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


22 Oppenheimer Global Fund

===========================================================================================

===========================================================================================

                       Class B
-------------------------------------------------------------------------------------------
                       Six Months
                       Ended
                       March 31,
                       1999         Year Ended September 30,
1995       1994        (Unaudited)  1998         1997        1996        1995        1994
===========================================================================================
$37.69      $35.04      $37.32       $48.19      $38.19      $36.16      $37.36      $34.99
-------------------------------------------------------------------------------------------

   .31         .17        (.14)         .69        (.04)       (.05)        .06         .08
  2.59        6.10        8.98        (5.31)      11.68        4.13        2.49        5.83
------      ------      ------       ------      ------      ------      ------      ------

  2.90        6.27        8.84        (4.62)      11.64        4.08        2.55        5.91
-------------------------------------------------------------------------------------------

    --        (.25)       (.11)        (.51)       (.26)      --          --           (.18)
 (3.75)      (3.37)      (2.99)       (5.74)      (1.38)      (2.05)      (3.75)      (3.36)
------      ------      ------       ------      ------      ------      ------      ------

 (3.75)      (3.62)      (3.10)       (6.25)      (1.64)      (2.05)      (3.75)      (3.54)
-------------------------------------------------------------------------------------------
$36.84      $37.69      $43.06       $37.32      $48.19      $38.19      $36.16      $37.36
======      ======      ======       ======      ======      ======      ======      ======

===========================================================================================
  9.26%      19.19%      24.56%      (10.56)%     31.77%      12.07%       8.34%      18.10%

===========================================================================================

$2,186      $1,921      $1,113         $897        $897        $541        $340        $187
-------------------------------------------------------------------------------------------
$1,979      $1,711      $1,033         $966        $692        $438        $258         $88
-------------------------------------------------------------------------------------------

  0.90%       0.38%      (0.75)%(4)    0.20%      (0.23)%     (0.17)%      0.09%      (0.30)%
  1.20%       1.15%       1.98%(4)     1.91%       1.94%       2.00%       2.03%       2.08%
-------------------------------------------------------------------------------------------
    84%         78%         32%          65%         66%        103%         84%         78%

(4.) Annualized.

(5.) Due to the acquisition of the net assets of Oppenheimer Global Emerging Growth Fund, the ratios for Class C shares are not necessarily comparable to those of prior periods.

(6.) Beginning in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.


23 Oppenheimer Global Fund

========================================================================================================
Financial Highlights (Continued)
========================================================================================================

                                               Class C                                         Class Y
                                               --------------------------------------------    ---------
                                               Six Months                                      Period
                                               Ended                                           Ended
                                               March 31,                                       March 31,
                                               1999         Year Ended September 30,           1999(2)
                                               (Unaudited)  1998         1997        1996(1)   (Unaudited)
========================================================================================================
Per Share Operating Data
Net asset value, beginning of period            $37.79      $ 48.77      $38.73      $36.67      $42.38
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                      (.10)         .75        (.08)        .09         .35
Net realized and unrealized gain (loss)           9.04        (5.42)      11.86        4.13        4.89
                                                ------      -------      ------      ------      ------
Total income (loss) from investment
operations                                        8.94        (4.67)      11.78        4.22        5.24
--------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income              (.16)        (.57)       (.36)       (.11)       (.48)
Distributions from net realized gains            (2.99)       (5.74)      (1.38)      (2.05)      (2.99)
                                                ------      -------      ------      ------      ------
Total dividends and distributions
to shareholders                                  (3.15)       (6.31)      (1.74)      (2.16)      (3.47)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $43.58      $ 37.79      $48.77      $38.73      $44.15
                                                ======      =======      ======      ======      ======
========================================================================================================
Total Return, at Net Asset Value(3)              24.53%      (10.53)%     31.76%      12.34%      13.28%
========================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)           $125          $91         $60         $18         $11
--------------------------------------------------------------------------------------------------------
Average net assets (in millions)                  $109          $79         $35          $8          $8
--------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                     (0.75)%(4)    0.23%      (0.86)%(5)   0.04%(4)    0.50%(4)
Expenses(6)                                       1.98%(4)     1.91%       1.94%       1.99%(4)    0.81%(4)
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                          32%          65%         66%        103%         32%

(7.) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 1999, were $1,347,834,179 and $1,427,257,555, respectively.

See accompanying Notes to Financial Statements.


24 Oppenheimer Global Fund

================================================================================
Notes to Financial Statements (Unaudited)
================================================================================


================================================================================
1. Significant Accounting Policies

Oppenheimer Global Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.


25 Oppenheimer Global Fund

================================================================================
Notes to Financial Statements (Unaudited) (Continued)
================================================================================


================================================================================
1. Significant Accounting Policies (continued)

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. As of September 30, 1998, the Fund had available for federal tax purposes an unused capital loss carryover of approximately $18,661,000, which expires between 1999 and 2004. The capital loss carryover was acquired in connection with the Oppenheimer Global Emerging Growth Fund merger. There are certain limitations to the amount that may be used each year.


26 Oppenheimer Global Fund

================================================================================

================================================================================


================================================================================
Trustees' Compensation. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 1999, a credit of $34,309 was made for the Fund's projected benefit obligations and payments of $19,987 were made to retired trustees, resulting in an accumulated liability of $310,740 as of March 31, 1999.

     The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Trustee in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.
--------------------------------------------------------------------------------
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


27 Oppenheimer Global Fund

================================================================================
Notes to Financial Statements (Unaudited) (Continued)
================================================================================


================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              Six Months Ended March 31, 1999     Year Ended September 30, 1998
                              -------------------------------     -----------------------------
                              Shares          Amount              Shares          Amount
-----------------------------------------------------------------------------------------------
Class A:
Sold                           10,791,056     $ 454,693,781        14,196,415     $ 630,090,478
Dividends and
distributions reinvested        6,076,043       242,191,797        10,509,965       432,695,731
Redeemed                      (15,162,534)     (636,265,412)      (18,038,607)     (800,138,803)
                              -----------      ------------       -----------      ------------
Net increase                    1,704,565     $  60,620,166         6,667,773     $ 262,647,406
                              ===========      ============       ===========      ============
-----------------------------------------------------------------------------------------------
Class B:
Sold                            2,647,189     $ 108,233,315         6,370,879     $ 277,884,257
Dividends and
distributions reinvested        1,838,313        71,583,453         2,816,048       113,599,323
Redeemed                       (2,683,268)     (109,138,519)       (3,761,661)     (161,480,665)
                              -----------      ------------       -----------      ------------
Net increase                    1,802,234     $  70,678,249         5,425,266     $ 230,002,915
                              ===========      ============       ===========      ============
-----------------------------------------------------------------------------------------------
Class C:
Sold                              985,863     $  40,900,918         1,722,952     $  75,968,436
Dividends and
distributions reinvested          188,857         7,442,850           196,350         8,016,932
Redeemed                         (716,632)      (29,739,664)         (756,877)      (32,928,197)
                              -----------      ------------       -----------      ------------
Net increase                      458,088     $  18,604,104         1,162,425     $  51,057,171
                              ===========      ============       ===========      ============
-----------------------------------------------------------------------------------------------
Class Y:
Sold                              264,109     $  11,256,818                --     $          --
Dividends and
distributions reinvested            8,724           346,949                --                --
Redeemed                          (16,260)         (698,104)               --                --
                              -----------      ------------       -----------      ------------
Net increase                      256,573     $  10,905,663                --     $          --
                              ===========      ============       ===========      ============


28 Oppenheimer Global Fund

================================================================================

================================================================================


================================================================================
3. Unrealized Gains and Losses on Investments

As of March 31, 1999, net unrealized appreciation on investments of $1,088,597,768 was composed of gross appreciation of $1,353,162,424, and gross depreciation of $264,564,656.
================================================================================
4. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.80% of the first $250 million of average annual net assets, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1.0 billion, 0.67% of the next $1.5 billion, 0.65% of the next $2.5 billion and 0.63% of average annual net assets in excess of $6.0 billion. The Fund's management fee for the six months ended March 31, 1999 was 0.69% of average annual net assets for each class of shares.

     For the six months ended March 31, 1999, commissions (sales charges paid by investors) on sales of Class A shares totaled $2,383,717, of which $676,133 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class A, Class B and Class C shares totaled $348,859, $2,925,487 and $238,317, respectively. Amounts paid to an affiliated broker/dealer for Class B and Class C shares were $292,907 and $3,891, respectively. During the six months ended March 31, 1999, OFDI received contingent deferred sales charges of $1,048,564 and $21,745, respectively, upon redemption of Class B and Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

     OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

     Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

     The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended March 31, 1999, OFDI paid $221,374 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


29 Oppenheimer Global Fund

================================================================================
Notes to Financial Statements (Unaudited) (Continued)
================================================================================


================================================================================
4. Management Fees and Other Transactions with Affiliates  (continued)

The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B and Class C shares. Each fee is computed on the average annual net assets of Class B or Class C shares, determined as of the close of each regular business day. During the six months ended March 31, 1999, OFDI paid $76,171 and $7,481, respectively, to an affiliated broker/dealer as compensation for Class B and Class C personal service and maintenance expenses and retained $4,109,632 and $357,556, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of March 31, 1999, OFDI had incurred excess distribution and servicing costs of $20,226,591 for Class B and $1,179,024 for Class C.
================================================================================
5. Foreign Currency Contracts

A foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency exchange contracts for operational purposes and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transaction. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.


30 Oppenheimer Global Fund

================================================================================

================================================================================


================================================================================
As of March 31, 1999, the Fund had outstanding foreign currency contracts as follows:

                                           Expiration    Contract            Valuation as of    Unrealized     Unrealized
Contract Description                       Dates         Amount (000s)       March 31, 1999     Appreciation   Depreciation
---------------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
British Pound Sterling (GBP)               4/6/99-           15,089 GBP      $ 24,356,591       $   --         $   31,748
                                           4/8/99
British Pound Sterling (GBP)               4/6/99               665 GBP         1,073,034        1,530                 --
Japanese Yen (JPY)                         6/3/99        17,794,500 JPY       151,462,727           --          1,462,727
                                                                                                ------         ----------
Total Unrealized Appreciation and Depreciation                                                  $1,530         $1,494,475
                                                                                                ======         ==========

================================================================================
6. Illiquid and Restricted Securities

As of March 31, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 1999 was $27,074,678, which represents 0.58% of the Fund's net assets, of which $24,312,000 is considered restricted.

                                                                     Valuation Per
                                                       Cost          Unit as of
Security                       Acquisition Date        Per Unit      March 31, 1999
-----------------------------------------------------------------------------------
Stocks
------
Swiss Medical SA               10/28/97                $44.30        $81.04

================================================================================
7. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

     The Fund had no borrowings outstanding during the six months ended March 31, 1999.


31 Oppenheimer Global Fund

================================================================================
Notes to Financial Statements (Unaudited) (Continued)
================================================================================


================================================================================
8. Securities Loaned

The Fund has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Fund receives 60% of the annual fee income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in money market instruments approved by the Manager. As of March 31, 1999, the Fund had on loan securities valued at $490,144,262. Cash of $504,532,059 was received as collateral for the loans, and has been invested in approved instruments. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.


32 Oppenheimer Global Fund

=====================================================================================
Oppenheimer Global Fund
=====================================================================================


=====================================================================================
Officers and Trustees         Leon Levy, Chairman of the Board of Trustees
                              Donald W. Spiro, Vice Chairman of the Board of Trustees
                              Bridget A. Macaskill, Trustee and President
                              Robert G. Galli, Trustee
                              Benjamin Lipstein, Trustee
                              Elizabeth B. Moynihan, Trustee
                              Kenneth A. Randall, Trustee
                              Edward V. Regan, Trustee
                              Russell S. Reynolds, Jr., Trustee
                              Pauline Trigere, Trustee
                              Clayton K. Yeutter, Trustee
                              William L. Wilby, Vice President
                              George C. Bowen, Treasurer
                              Robert J. Bishop, Assistant Treasurer
                              Scott T. Farrar, Assistant Treasurer
                              Andrew J. Donohue, Secretary
                              Robert G. Zack, Assistant Secretary

=====================================================================================
Investment Advisor            OppenheimerFunds, Inc.

=====================================================================================
Distributor                   OppenheimerFunds Distributor, Inc.

=====================================================================================
Transfer and Shareholder
Servicing Agent               OppenheimerFunds Services

=====================================================================================
Custodian of
Portfolio Securities          The Bank of New York

=====================================================================================
Independent Auditors          KPMG LLP

=====================================================================================
Legal Counsel                 Gordon Altman Butowsky Weitzen Shalov & Wein

                              The financial statements included herein have been
                              taken from the records of the Fund without examination
                              of the independent auditors. This is a copy of a report
                              to shareholders of Oppenheimer Global Fund. This report
                              must be preceded or accompanied by a Prospectus of
                              Oppenheimer Global Fund. For material information
                              concerning the Fund, see the Prospectus.

                              Shares of Oppenheimer funds are not deposits or
                              obligations of any bank, are not guaranteed by any bank,
                              are not insured by the FDIC or any other agency, and
                              involve investment risks, including the possible loss
                              of the principal amount invested.


33 Oppenheimer Global Fund

============================================================================================
OppenheimerFunds Family
============================================================================================

============================================================================================
Real Asset Funds
--------------------------------------------------------------------------------------------
Real Asset Fund                Gold & Special Minerals Fund

============================================================================================
Global Stock Funds
--------------------------------------------------------------------------------------------
Developing Markets Fund        International Growth Fund         Global Growth & Income Fund
International Small            Global Fund                       Europe Fund
  Company Fund                 Quest Global Value Fund

============================================================================================
Stock Funds
--------------------------------------------------------------------------------------------
Enterprise Fund                MidCap Fund                       Growth Fund
Discovery Fund                 Capital Appreciation Fund         Large Cap Growth Fund
Quest Small Cap Value Fund     Quest Capital Value Fund          Disciplined Value Fund
                                                                 Quest Value Fund

============================================================================================
Stock & Bond Funds
--------------------------------------------------------------------------------------------
Main Street Growth &           Total Return Fund                 Multiple Strategies Fund
  Income Fund(1)               Quest Balanced                    Disciplined Allocation Fund
Quest Opportunity                Value Fund                      Convertible Securities Fund
  Value Fund                   Capital Income Fund(2)

============================================================================================
Taxable Bond Funds
--------------------------------------------------------------------------------------------
International Bond Fund        Champion Income Fund              U.S. Government Trust
World Bond Fund                Strategic Income Fund             Limited-Term Government Fund
High Yield Fund                Bond Fund

============================================================================================
Municipal Bond Funds
--------------------------------------------------------------------------------------------
California Municipal Fund(3)   Pennsylvania Municipal Fund(3)    Rochester Division:
Florida Municipal Fund(3)      Municipal Bond Fund               Rochester Fund Municipals
New Jersey Municipal Fund(3)   Insured Municipal Fund            Limited Term New York
New York Municipal Fund(3)     Intermediate Municipal Fund       Municipal Fund

============================================================================================
Money Market Funds(4)
--------------------------------------------------------------------------------------------
Money Market Fund              Cash Reserves

(1.) On 12/22/98, the Fund's name was changed from "Main Street Income & Growth Fund."

(2.) On 4/1/99, the Fund's name was changed from "Equity Income Fund."

(3.) Available only to investors in certain states.

(4.) An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(C) Copyright 1999 OppenheimerFunds, Inc. All rights reserved.


34 Oppenheimer Global Fund

Internet
24-hr access to account information. Online transactions now available

------------------------------
 www.oppenheimerfunds.com
------------------------------


General Information
Mon-Fri 8:30am-9pm ET
Sat 10am-4pm ET

------------------------------
 1-800-525-7048
------------------------------


Account Transactions
Mon-Fri 8:30am-9pm ET
Sat 10am-4pm ET

------------------------------
 1-800-852-8457
------------------------------


PhoneLink
24-hr automated information
and automated transactions

------------------------------
 1-800-533-3310
------------------------------


Telecommunication Device
for the Deaf (TDD)
Mon-Fri 8:30am-6pm ET

------------------------------
 1-800-843-4461
------------------------------


OppenheimerFunds
Information Hotline
24 hours a day, timely and
insightful messages on the
economy and issues that
affect your investments

------------------------------
 1-800-835-3104
------------------------------


Information and services
--------------------------------------------------------------------------------

As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

     And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.

     When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number or by visiting our website. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number or website to make investments.

     For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.

     You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

     So call us today, or visit us at our website at www.oppenheimerfunds.com-- we're here to help.

                                                     [LOGO] OppenheimerFunds(R)
                                                              Distributors, Inc.


RS0330.001.0399  May 28, 1999